Long-Term Debt, net - Principal Payments (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Scheduled maturities of long-term debt
June 30, 2023	$ 71,500
June 30, 2024	71,500
June 30, 2025	368,100
June 30, 2026	7,600
June 30, 2027	74,800
Thereafter	300,000
Total long-term debt	$ 893,500